SUPPLEMENT DATED MAY 16, 2019 TO
                       THE PROSPECTUS DATED MAY 15, 2019

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1892

                 European Capital Strength Portfolio, Series 18
                              File No. 333-230512


     Notwithstanding anything to the contrary in the Prospectus, the third table under "Investment Summary - European Capital Strength Portfolio, Series 18 - Portfolio Diversification" is hereby deleted and replaced with the following:




            Market                                     Approximate
            Capitalization                    Portfolio Percentage
            --------------                    --------------------
            Mid-Capitalization                              13.40%
            Large-Capitalization                            86.60%
                                                           -------
            Total                                          100.00%
                                                           =======




                       Please keep for future reference.